Net (Loss) Gain on Disposal of Operations	12 Months Ended
Dec. 31, 2010
Net (Loss) Gain On Disposal Of Operations [Abstract]
NET (LOSS) GAIN ON DISPOSAL OF OPERATIONS

6.	NET (LOSS) GAIN ON DISPOSAL OF OPERATIONS

Total proceeds for 2010 were $4 million, comprising $2 million relating to 2010 disposals of operations and $2 million of deferred proceeds relating to prior year. A loss on disposal of $2 million is recorded in the consolidated statements of operations for the year ended December 31, 2010.

Total proceeds from the disposal of operations for 2009 were $315 million, including $281 million for 18 percent of the Group’s 49 percent interest in Gras Savoye and $39 million for 100 percent of Bliss & Glennon. A gain on disposal of $13 million is recorded in the statement of consolidated operations for the year ended December 31, 2009, of which $10 million relates to Gras Savoye as shown below.

On December 17, 2009, the Company completed a leveraged transaction with the original family shareholders of Gras Savoye and Astorg Partners, a private equity fund, to reorganize the capital of Gras Savoye (‘December 2009 leveraged transaction’), its principal investment in associates. The Company, the family shareholders and Astorg now own equal stakes of 31 percent in Gras Savoye and have equal representation of one third of the voting rights on its board. The remaining shareholding is held by a large pool of Gras Savoye managers and minority shareholders.

As a result of the December 2009 leveraged transaction the Company recognized a gain of $10 million in the consolidated statement of operations from the reduction of its interest in Gras Savoye from 49 percent to 31 percent. The Company received total proceeds of $281 million, comprising cash and interest bearing vendor loans and convertible bonds issued by Gras Savoye. An analysis of the proceeds and the calculation of the gain is as follows:

(millions)

Proceeds:
Cash	$155
Vendor Loans	47
Convertible Bonds	79

Net proceeds	281
Less net assets disposed of	(97)
Less interest in new liabilities of Gras Savoye	(174)

Gain on disposal	$10

Total proceeds for 2008 were $11 million, comprising $7 million relating to 2008 disposal of operations and $4 million of deferred proceeds relating to prior years. There was no net gain on disposal in the consolidated statement of operations.